Reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 2,862,315	$ 1,817,191	$ 1,943,655
Cost of sales	(1,772,208)	(1,334,321)	(1,383,603)
Administrative expenses	(118,893)	(107,017)	(117,180)
Finance expense	(84,626)	(82,199)	(76,939)
Depreciation and amortisation expense	(214,239)	(203,912)	(201,351)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	11,132	8,940	9,786
Income before taxes	841,221	238,538	390,622
Income tax expense	(249,016)	(70,179)	(110,019)
Net income (loss)	592,205	168,359	280,603
Assets	7,044,297	4,818,463	4,684,151
Equity-accounted investees	39,824	85,993	109,435
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	152,663	358,009	110,021
Other Liabilities	3,828,326	2,655,885	2,549,679
Impairment loss of financial assets recognized in profit or loss	(235)	4,684	(1,057)
Impairment loss of non-financial assets recognized in profit or loss	(6,060)	(11,644)	(1,102)
Cash flows from operating activities	822,520	182,234	426,971
Cash flows used in investing activities	(1,006,943)	(167,091)	(485,471)
Cash flows from financing activities	1,206,485	(94,132)	105,896
Operating Segments [Member]
Statement [Line Items]
Revenue	2,862,315	1,817,191	1,943,655
Cost of sales	(1,772,208)	(1,334,321)	(1,383,603)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(214,239)	(203,912)	(201,351)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	1,090,107	482,870	560,052
Income tax expense	0	0	0
Net income (loss)	1,090,107	482,870	560,052
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Unallocated amounts [member]
Statement [Line Items]
Cost of sales	0	0	0
Administrative expenses	(118,893)	(107,017)	(117,180)
Finance expense	(84,626)	(82,199)	(76,939)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	11,132	8,940	9,786
Income before taxes	(248,886)	(244,332)	(169,430)
Income tax expense	(249,016)	(70,179)	(110,019)
Net income (loss)	(497,902)	(314,511)	(279,449)
Assets	7,044,297	4,818,463	4,684,151
Equity-accounted investees	39,824	85,993	109,435
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	152,663	358,009	110,021
Other Liabilities	3,828,326	2,655,885	2,549,679
Impairment loss of financial assets recognized in profit or loss	(235)	4,684	(1,057)
Impairment loss of non-financial assets recognized in profit or loss	(6,060)	(11,644)	(1,102)
Cash flows from operating activities	822,520	182,234	426,971
Cash flows used in investing activities	(1,006,943)	(167,091)	(485,471)
Cash flows from financing activities	1,206,485	(94,132)	105,896
Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	908,815	701,688	723,920
Cost of sales	(646,930)	(537,801)	(573,808)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(58,808)	(55,335)	(67,700)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	261,885	163,887	150,112
Income tax expense	0	0	0
Net income (loss)	261,885	163,887	150,112
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	437,931	334,657	371,020
Cost of sales	(240,341)	(168,499)	(230,468)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(41,215)	(40,687)	(43,336)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	197,590	166,158	140,552
Income tax expense	0	0	0
Net income (loss)	197,590	166,158	140,552
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	936,121	383,373	505,714
Cost of sales	(494,794)	(297,048)	(306,250)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(65,014)	(56,092)	(45,238)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	441,327	86,325	199,464
Income tax expense	0	0	0
Net income (loss)	441,327	86,325	199,464
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Industrial chemicals [Member]
Statement [Line Items]
Revenue	132,011	160,608	94,875
Cost of sales	(109,067)	(119,092)	(63,590)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(13,743)	(14,136)	(6,854)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	22,944	41,516	31,285
Income tax expense	0	0	0
Net income (loss)	22,944	41,516	31,285
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Potassium [Member]
Statement [Line Items]
Revenue	416,592	209,294	212,151
Cost of sales	(253,125)	(187,019)	(176,199)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(35,290)	(34,570)	(37,691)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	163,467	22,275	35,952
Income tax expense	0	0	0
Net income (loss)	163,467	22,275	35,952
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Other products and services [Member]
Statement [Line Items]
Revenue	30,845	27,571	35,975
Cost of sales	(27,951)	(24,862)	(33,288)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(169)	(3,092)	(532)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	2,894	2,709	2,687
Income tax expense	0	0	0
Net income (loss)	2,894	2,709	2,687
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Reportable segments [member]
Statement [Line Items]
Revenue	2,862,315	1,817,191	1,943,655
Cost of sales	(1,772,208)	(1,334,321)	(1,383,603)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortisation expense	(214,239)	(203,912)	(201,351)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	1,090,107	482,870	560,052
Income tax expense	0	0	0
Net income (loss)	1,090,107	482,870	560,052
Cash flows from operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from financing activities	0	0	0
Parent [Member]
Statement [Line Items]
Assets	5,988,757	4,171,768
Other Liabilities	2,807,237	2,048,683
Parent [Member] | Operating Segments [Member]
Statement [Line Items]
Revenue	2,862,315	1,817,191	1,943,655
Parent [Member] | Unallocated amounts [member]
Statement [Line Items]
Revenue	0	0	0
Parent [Member] | Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	908,815	701,688	723,920
Parent [Member] | Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	437,931	334,657	371,020
Parent [Member] | Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	936,121	383,373	505,714
Parent [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	132,011	160,608	94,875
Parent [Member] | Potassium [Member]
Statement [Line Items]
Revenue	416,592	209,294	212,151
Parent [Member] | Other products and services [Member]
Statement [Line Items]
Revenue	30,845	27,571	35,975
Parent [Member] | Reportable segments [member]
Statement [Line Items]
Revenue	2,862,315	1,817,191	1,943,655
Other Operating Segment [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Operating Segments [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Unallocated amounts [member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Specialty plant nutrients [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Iodine and its derivatives [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Lithium and its derivatives [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Potassium [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Other products and services [Member]
Statement [Line Items]
Revenue	0	0	0
Other Operating Segment [Member] | Reportable segments [member]
Statement [Line Items]
Revenue	$ 0	$ 0	$ 0